Trade and other receivables	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Trade and other receivables

12. Trade and other receivables

	Unaudited
	June 30, 2025	December 31, 2024
	US$	US$
Trade receivables
- Non-related parties	810,954	683,939

	810,954	683,939
Non-trade receivables
- Advance payment to suppliers	135,514	119,745
- Deposits	170,743	108,550
- Prepayments	1,007	128,308
	307,264	356,603

	1,118,218	1,040,542

12. Trade and other receivables (continued)

Receivables that are past due but not impaired

As at June 30, 2025, the Group had trade receivables amounting to US$101,414 (2024: US$117,153) that were past due at the reporting date but were not impaired. These receivables were unsecured and the analysis of their aging based on their trade date at the reporting date is as follows:

	Unaudited
	June 30, 2025	December 31, 2024
	US$	US$
Less than 30 days	88,516	96,741
30 to 90 days	12,898	20,412
	101,414	117,153